Cover	Dec. 01, 2023
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Dec. 01, 2023
File Number	333-272825
RegistrantName	Alixo-Yolloo Corp.
Entity Central Index Key	0001977837
TaxIdentificationNumber	37-1922983
Incorporation State	NV
AddressLine1	5348 Vegas Drive,
AddressCity	Las Vegas
AddressStat	NV
AddressPostalZipCode	89108
CityAreaCode	995
LocalPhoneNumber	599420389
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
Elected Not To Use the Extended Transition Period	true